SHARE CAPITAL (Narrative) (Details) $ / shares in Units, $ in Thousands					1 Months Ended	12 Months Ended
	Sep. 08, 2023 shares	Feb. 11, 2022 USD ($) $ / shares shares	Feb. 10, 2022 $ / shares shares	Feb. 04, 2022 $ / shares shares	Jul. 27, 2022 USD ($)	Aug. 31, 2023 USD ($) Share $ / shares shares	Aug. 31, 2022 USD ($) Share $ / shares shares	Aug. 31, 2021 USD ($) shares	Aug. 31, 2020 shares
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares						100,258,030	98,952,372	75,271,126	64,095,073
Proceeds from issuance of equity						$ 1,975	$ 25,869	$ 27,949
Payments for share issue costs						$ 448	$ 1,555	$ 1,546
Number of share options granted in share-based payment arrangement | Share						1,358,000	1,273,000
Stock options compensation expense						$ 1,757	$ 2,278
Deferred share units director fees						178	161
Deferred share units, recovery of share-based compensation						143	483
Deferred share units issued						715,191
Aggregate restricted share units expense						496	611
Restricted share units expense						476	544
Restricted share units expense capitalized						$ 20	$ 67
Restricted share units settled | shares						274,649
Restricted share units issued | shares						435,239
Restricted share units vested | shares						0
Weighted average share price | $ / shares						$ 2.31	$ 1.91
Further share purchase options issued [Member]
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement | Share						200,000
Description of vesting requirements for share-based payment arrangement						A further 200,000 share purchase options were issued with 50,000 vesting September 8, 2023 and 150,000 vesting when certain performance conditions are met.
Number of options vested | shares	50,000
Share options vesting performance conditions | shares						150,000
At-The-Market-Offering-Sales-Agreement [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares						1,089,503
Equity issuance, price per share | $ / shares						$ 1.81
Gross proceeds from issuing shares						$ 1,975
Proceeds from issuance of equity						1,527
Payments for share issue costs						$ 448
At-The-Market-Offering-Sales-Agreement [Member] | BMO Nesbit Burns Inc [Member]
Disclosure of classes of share capital [line items]
Gross proceeds from issuing shares					$ 50,000
At-The-Market-Offering-Sales-Agreement [Member] | BMO Capital Markets [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares						7,923,842
Equity issuance, price per share | $ / shares						$ 2.48
Gross proceeds from issuing shares						$ 19,656
Payments for share issue costs						$ 1,554
Three Tranches [Member]
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement | Share						1,158,000
Deepkloof Limited [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares		3,539,823
Equity issuance, price per share | $ / shares		$ 1.695
Proceeds from issuance of equity		$ 6,000
Proportion of entity interest held by another entity		26.00%
HCI [Member]
Disclosure of classes of share capital [line items]
Equity issuance, price per share | $ / shares						$ 1.18
Proportion of entity interest held by another entity						24.80%
Convertible Notes [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares			4,719,763	7,073,746
Equity issuance, price per share | $ / shares			$ 1.695	$ 1.695
Expensed [Member]
Disclosure of classes of share capital [line items]
Stock options compensation expense						$ 1,649	$ 2,103
Capitalized to mineral properties [Member]
Disclosure of classes of share capital [line items]
Stock options compensation expense						$ 108	$ 175